Consolidated Statements of Changes in Deficit		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Pomdoctor Limited’s shareholders’ deficit CNY (¥)	Total Pomdoctor Limited’s shareholders’ deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 2,988	[1]			¥ 1,408	[1]			¥ (1,608)				¥ (1,974,667,719)				¥ (1,974,664,931)		¥ (8,769)		¥ (1,974,673,700)
Balance (in Shares) | shares	[1]	4,268,156		4,268,156		2,042,042		2,042,042
Balance at Dec. 31, 2022		¥ 2,988	[1]			¥ 1,408	[1]			(1,608)				(1,974,667,719)				(1,974,664,931)		(8,769)		(1,974,673,700)
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	4,268,156		4,268,156		2,042,042		2,042,042
Net income (loss)			[1]				[1]							(36,950,478)				(36,950,478)		1,057		(36,949,421)
Other comprehensive loss
Accretion on convertible redeemable preferred shares to redemption value			[1]				[1]							(108,440,354)				(108,440,354)				(108,440,354)
Balance at Dec. 31, 2023		¥ 2,988	[1]			¥ 1,408	[1]			(1,608)				(2,120,058,551)				(2,120,055,763)		(7,712)		(2,120,063,475)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	4,268,156		4,268,156		2,042,042		2,042,042
Balance (in Dollars)		¥ 2,988	[1]			¥ 1,408	[1]			(1,608)				(2,120,058,551)				(2,120,055,763)		(7,712)		(2,120,063,475)
Balance (in Shares) | shares	[1]	4,268,156		4,268,156		2,042,042		2,042,042
Net income (loss)			[1]				[1]							(37,391,312)				(37,391,312)		25,878		(37,365,434)
Other comprehensive loss			[1]				[1]									(5,231)		(5,231)				(5,231)
Accretion on convertible redeemable preferred shares to redemption value			[1]				[1]							(105,969,614)				(105,969,614)				(105,969,614)
Balance at Dec. 31, 2024		¥ 2,988	[1]			¥ 1,408	[1]			(1,608)				(2,263,419,477)		(5,231)		(2,263,421,920)		18,166		(2,263,403,754)
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	4,268,156		4,268,156		2,042,042		2,042,042
Balance (in Dollars)		¥ 2,988	[1]			¥ 1,408	[1]			(1,608)				(2,263,419,477)		(5,231)		(2,263,421,920)		18,166		(2,263,403,754)
Balance (in Shares) | shares	[1]	4,268,156		4,268,156		2,042,042		2,042,042
Net income (loss)			[1]				[1]							(130,930,401)				(130,930,401)		(1,520)		(130,931,921)	$ (18,723,015)
Issuance of Class A ordinary shares upon initial public offering (“IPO”), net of offering cost		¥ 683	[1]				[1]					134,802,490						134,803,173				134,803,173
Issuance of Class A ordinary shares upon initial public offering (“IPO”), net of offering cost (in Shares) | shares	[1]	958,334		958,334
Conversion of redeemable preferred shares to Class A ordinary shares		¥ 8,979	[1]				[1]					1,668,965,268						1,668,974,247				1,668,974,247
Conversion of redeemable preferred shares to Class A ordinary shares (in Shares) | shares	[1]	12,597,228		12,597,228
Conversion of redeemable non-controlling interest into ordinary shares of the VIE			[1]				[1]					203,739,302						203,739,302		(27,342,041)		176,397,261
Issuance of Class A ordinary shares from share-based compensation		¥ 2,347	[1]				[1]			(578)		16,258,509						16,260,278				16,260,278
Issuance of Class A ordinary shares from share-based compensation (in Shares) | shares	[1]	3,317,204		3,317,204
Other comprehensive loss			[1]				[1]									(1,747,229)		(1,747,229)				(1,747,229)	(249,850)
Accretion on convertible redeemable preferred shares to redemption value			[1]				[1]							(81,648,716)				(81,648,716)				(81,648,716)
Balance at Dec. 31, 2025		¥ 14,997	[1]	$ 2,145	[1]	¥ 1,408	[1]	$ 201	[1]	(2,186)	$ (313)	2,023,765,569	$ 289,394,627	(2,475,998,594)	$ (354,063,090)	(1,752,460)	$ (250,598)	(453,971,266)	$ (64,917,028)	(27,325,395)	$ (3,907,480)	(481,296,661)	(68,824,508)
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	21,140,922		21,140,922		2,042,042		2,042,042
Balance (in Dollars)		¥ 14,997	[1]	$ 2,145	[1]	¥ 1,408	[1]	$ 201	[1]	¥ (2,186)	$ (313)	¥ 2,023,765,569	$ 289,394,627	¥ (2,475,998,594)	$ (354,063,090)	¥ (1,752,460)	$ (250,598)	¥ (453,971,266)	$ (64,917,028)	¥ (27,325,395)	$ (3,907,480)	¥ (481,296,661)	$ (68,824,508)
Balance (in Shares) | shares	[1]	21,140,922		21,140,922		2,042,042		2,042,042

[1]	Ordinary shares and share data have been retroactively restated to give effect to the nominal share issuance for the Reorganization completed on August 8, 2024 (Note 1).